Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 10, 2023	Oct. 24, 2023
Forecast
Subsequent Event [Line Items]
Payment of ordinary dividends	$ 29
Subsequent Event
Subsequent Event [Line Items]
Common stock cash dividend declared (in dollars per share)		$ 0.38
Common stock cash dividend declared, annualized (in dollars per share)		$ 1.52